Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 29, 2012 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3
Outside United States | Maximum
Segment Reporting Information [Line Items]
Percentage of total sales	10